Income Taxes, Balances (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Income taxes receivable	$ 10	$ 70
Federal
Income Tax [Line Items]
Income taxes receivable	7	67
State
Income Tax [Line Items]
Income taxes receivable	$ 3	$ 3